SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

VIRTUS DIVERSIFIED INCOME & CONVERTIBLE FUND

101 Munson Street

Greenfield, MA 01301-9683

under the

Investment Company Act of 1940

Investment Company Act File No. 811-23039

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended (the “Act”).

(1)	Title of the class of securities of Virtus Diversified Income & Convertible Fund (the “Fund”) to be redeemed:

Class A Mandatory Redeemable Preferred Shares, par value $0.00001 per share, liquidation preference $25.00 per share (CUSIP No. 01883J2#4) (the “MRP Shares”).

(2)	Date on which the securities are to be called or redeemed:

October 2, 2025

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The MRP Shares are to be redeemed pursuant to Section 3 of the Statement Establishing and Fixing the Rights and Preferences of Series A Mandatory Redeemable Preferred Shares dated October 2, 2015.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all 1,200,000 of the issued and outstanding MRP Shares.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Act, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 1st day of October, 2025.

VIRTUS DIVERSIFIED INCOME & CONVERTIBLE FUND

By:	/s/ W. Patrick Bradley
Name:	W. Patrick Bradley
Title:	Executive Vice President, Treasurer